Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Amortization	$ 1,112	$ 1,115	$ 3,336	$ 3,346	$ 4,461	$ 3,989